OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES	12 Months Ended
Jun. 26, 2021
Retirement Benefits [Abstract]
Note 15. OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES

15. OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES

As of June 26, 2021 and June 27, 2020, other current liabilities consist of the following:

	2021	2020

Accrued Interest Payable (1)	$685,281	$9,051,650
Contingent Consideration	87,893	8,951,801
Other Current Liabilities	14,905,107	1,739,742

Total Other Current Liabilities	$15,678,281	$19,743,193

(1)	See “Note 18 – Notes Payable” and “Note 19 – Senior Secured Convertible Facility” for further information on paid-in-kind interest.

As of June 26, 2021 and June 27, 2020, other non-current liabilities, net of current portion, consist of the following:

	2021	2020

Deferred Gain on Sale of Assets (1)(2)	$3,598,084	$4,164,713
Other Long Term Liabilities	50,820	50,820

Total Other Non-Current Liabilities	$3,648,904	$4,215,533

(1)	See “Note 17 – Leases” for further information.
(2)	The current portion of Deferred Gain on Sale of Assets of $566,627 is recorded in Accounts Payable and Accrued Liabilities.

Contingent Consideration

Contingent consideration recorded relates to a business acquisition (see “Note 9 – Business Acquisitions”). The contingent consideration related to the acquisition of One Love Beach Club is based upon fair value of the additional shares required to be paid upon the expiration of the lock-up and is based upon the fair market value of the Company’s trading stock and is considered a Level 1 categorization in the fair value hierarchy. Contingent consideration classified as a liability and measured at fair value in accordance with ASC 480, “Distinguishing Liabilities from Equity”. The contingent consideration is remeasured at fair value at each reporting period with changes recorded in profit and loss in the Consolidated Statements of Operations. During the year ended June 26, 2021, the lock-up period expired and the contingent consideration in the amount of $9,254,635 was reclassified as other current liabilities on the Consolidated Balance Sheets as of June 26, 2021.